UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2011
                                                    ------------------

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Bank of Tokyo-Mitsubishi UFJ, Ltd.
Address:    7-1, Marunouchi 2-chome
            Chiyoda-ku, Tokyo 100-8388
            Japan

Form 13F File Number:  28-05836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Koujirou Nakazawa
Title:      Chief Manager
Phone:      81-3-3240-3665

Signature, Place, and Date of Signing:


    /s/ Koujirou Nakazawa           Tokyo, Japan             November 7, 2011
-----------------------------  -------------------------  ---------------------
         Signature                  City, State                   Date


THE BANK OF TOKYO-MITSUBISHI UFJ, LTD. (BTMU) IS THE PARENT COMPANY OF A NUMBER OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. BTMU ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS EXCEPT THOSE INCLUDED IN THE FORM 13F INFORMATION TABLE BELOW. TO THE EXTENT THAT BTMU'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F WITH RESPECT TO SUCH ACCOUNTS IS INCLUDED IN THE REPORT SEPARATELY FILED BY EACH OF THE OPERATING SUBSIDIARIES THAT ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F) OF THE ACT.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


          FORM 13F FILE NUMBER           NAME
          --------------------           -----

          28-04665                       UnionBanCal Corporation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                           -----------

Form 13F Information Table Entry Total:      10
                                           -----------

Form 13F Information Table Value Total:      $598,159
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NO.       FORM 13F FILE NUMBER      NAME
       ---       --------------------      -----

       01        28-13582                  Mitsubishi UFJ Financial Group, Inc.

                                              FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7             COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER           VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
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

ISHARES S&P GSCI
COMMODITY I         UNIT BEN INT   46428R107   30,767    1,019,100  SH           DEFINED         01    1,019,100

ISHARES INC         MSCI BRAZIL    464286400   31,414      604,000  SH           DEFINED         01      604,000

                    MSCI CDA
ISHARES INC         INDEX          464286509   25,490    1,000,000  SH           DEFINED         01    1,000,000

                    MSCI MEX
ISHARES INC         INVEST         464286822   15,429      315,000  SH           DEFINED         01      315,000

                    FTSE
ISHARES TR          CHINA25 IDX    464287184   66,285    2,150,000  SH           DEFINED         01    2,150,000

                    MSCI
ISHARES TR          EMERG MKT      464287234   47,975    1,367,000  SH           DEFINED         01    1,367,000

POWERSHARES DB      UNIT BEN
CMDTY IDX TRA       INT            73935S105   22,256      864,300  SH           DEFINED         01      864,300

SPDR S&P 500
ETF TR              TR UNIT        78462F103  164,068    1,450,000  SH           DEFINED         01    1,450,000

SPDR DOW JONES
INDL AVRG ETF       UT SER 1       78467X109  163,395    1,500,000  SH           DEFINED         01    1,500,000

VANGUARD INTL       MSCI EMR
EQUITY INDEX F      MKT ETF        922042858   31,083      867,500  SH           DEFINED         01      867,500

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